Description of Business and Organization	12 Months Ended
Dec. 31, 2025
Description of Business and Organization [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

1. DESCRIPTION OF BUSINESS AND ORGANIZATION

Description of business

Yimutian Inc. (“the Company”), through its wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as “the Group”), is principally engaged in the provision of integrated platform services for agricultural product transaction in the People’s Republic of China (the “PRC”).

Organization

The Group operates its online business in the PRC through Beijing Yimutian Network Technology Co., Ltd. (“Beijing Yimutian” or the “WFOE”), Beijing Yimutian New Agriculture Network Technology Co., Ltd. (“Yimutian Xinnong”), which was established on August 1, 2011 and Beijing Douniu Network Technology Co., Ltd. (“Beijing Douniu”), which was established on September 10, 2021, (collectively the “VIEs”), in order to comply with the PRC laws and regulations which prohibit or restrict control of companies involved in the provision of value-added telecommunication services by foreign investors. The VIEs hold the necessary licenses to carry out the internet value-added businesses in China. The equity interests of Yimutian Xinnong and Beijing Douniu are legally held by Mr. Deng Jinhong and certain individuals who act as nominee equity holders of the VIEs on behalf of WFOE, the Company’s wholly owned subsidiary. A series of contractual agreements, including Powers of Attorney, Exclusive Business Cooperation Agreements, Equity Pledge Agreements, Exclusive Option Agreements, Letter of Confirmation and Undertaking and Spouse Consent Letters (collectively, the “VIE Agreements”), were entered among WFOE, VIEs and its nominee equity holders. Through the VIE Agreements, the nominee equity holders of the VIEs have granted all their legal rights including voting rights and disposition rights of their equity interests in the VIEs to WFOE.

Pursuant to the VIE Agreements, the Company is able to exercise effective control over, enjoys substantially all of the economic benefits of the VIEs, and has an exclusive option to purchase all or part of the equity interests in the VIEs when and to the extent permitted by PRC law at the lowest price possible. The Company’s management concluded that Yimutian Xinnong and Beijing Douniu are VIEs and WFOE is its primary beneficiary. As such, the consolidated financial statements of the VIEs are included in the consolidated financial statements of the Company.

The principal terms of the VIE Agreements are described below.

1) Powers of Attorney

Pursuant to the powers of attorney executed by the equity holders of the VIEs, each of them irrevocably authorizes the WFOE, or any person designated by the WFOE, to act on their respective behalf as proxy attorney, to the extent permitted by law, to exercise all rights of shareholders concerning all the equity interest held by each of them in the VIEs, including without limitation, the right to (i) propose, convene and attend shareholders’ meetings and sign relevant resolutions, (ii) exercise all shareholder’s rights under laws of Chinese Mainland and the articles of association of the VIEs, such as the voting right, nomination right and appointment right, (iii) receive dividends and sell, transfer, pledge or dispose of all the equity held in part or in whole in the VIEs. The powers of attorney remain irrevocably effective as long as such equity holders remain as the equity holders of the VIEs.

2) Exclusive Business Cooperation Agreements

Pursuant to the exclusive business cooperation agreements, among the WFOE and the VIEs, the WFOE has the exclusive right to provide the VIEs with comprehensive technological support and consulting services, including but not limited to software licensing, technology research and development, staff training and technology consultations. Without the WFOE’s prior written consent, the VIEs may not accept the same or similar service contemplated by the agreement provided by any third party during the term of the agreement. The VIEs agreed to pay the WFOE service fees, the amount of which will be subject to adjustment by the WFOE. The exclusive business cooperation agreement remains effective indefinitely except agreed otherwise or terminated by the WFOE in writing. The Exclusive Business Cooperation Agreement between Beijing Yimutian and Xinnong will be in effect until July 31, 2031 which represents the end of operation term of Xinnong, and agreement between Beijing Yimutian and Douniu will be effect until May 13, 2044 which represents the end of operation term of Beijing Yimutian.

3) Equity Pledge Agreements

Pursuant to the equity pledge agreements among the WFOE, the VIEs and their respective equity holders, the equity holders of the VIEs pledged all of their equity interests in the VIEs to the WFOE to guarantee the performance of the obligations by such equity holders and by the VIEs under the exclusive option agreements, the exclusive business cooperation agreements and the powers of attorney. In the event of a breach by the VIEs or any of their respective equity holders of the obligations under these contractual arrangements, the WFOE, as pledgee, will have the right to enforce the pledge. The equity holders of the VIEs also covenant that, without the prior written consent of the WFOE, they will not dispose of the pledged equity, create or allow any encumbrance on the pledged equity. The agreement will remain in effect until the fulfillment of all the obligations under other VIE agreements. The equity holders of the VIEs completed all the registration of the equity pledge contemplated under the equity pledge agreements with the competent authorities in accordance with relevant laws and regulations of mainland China in December 2024.

4) Exclusive Option Agreements

Pursuant to the exclusive option agreements entered among the WFOE, the VIEs and their respective equity holders, each of the equity holders of the VIEs has irrevocably granted the WFOE, or any person or persons designated by the WFOE, an exclusive option to purchase all or part of the equity in the VIEs. The WFOE or person(s) designated by the WFOE may exercise such options to purchase equity in the VIEs at the lowest price permitted under laws of Chinese mainland. The VIEs and their respective equity holders covenant that, without the WFOE’s prior written consent, they will not, among other things, (i) amend the VIEs’ articles of association, (ii) increase or decrease the VIEs’ registered capital or change its structure of registered capital, and (iii) sell, transfer, mortgage, or dispose of any assets of the VIEs’ that is more than US$50,000. The equity holders of the VIEs covenant that they will not create any pledge or encumbrance on their equity in the VIEs, other than those created under the equity pledge agreements as part of the contractual arrangements. The Exclusive Option Agreements will be terminated when the entire equity interests in the VIEs have been transferred to the Company or its designee(s) pursuant to the agreements.

5) Letters of Confirmation and Undertaking

Pursuant to the letters of confirmation and undertaking executed by the equity holders of the VIEs, each of them, among other things, (i) confirms that his/her spouse does not have the right to claim any interests in the respective equity of the VIEs (together with any other interests therein) or exert influence on the day-to-day management and voting matters of the respective equity of the VIEs; undertakes that (ii) in the event of his/her divorce, he/she will take all actions that the WFOE deems necessary to safeguard the execution of the contractual arrangement; (iii) he/she will not participate in, engage in, or merge with any business that competes with the WFOE or hold any interest from such business; (iv) he/she will not cause any conflict of interest between the WFOE and the VIEs or himself/herself; and (v) in the event of such conflict of interest, he/she will act in accordance with the WFOE’s instruction to eliminate such conflict of interest. The letters will remain in effect until the fulfillment of all the obligations under other VIE agreements.

6) Spouse Consent Letters

Pursuant to the spousal consent letters executed by the spouses of the applicable individual equity holders of the VIEs, each of them unconditionally and irrevocably agreed that the equity in the WFOE held by and registered in the name of such shareholder be disposed of in accordance with the exclusive business cooperation agreements, the exclusive option agreements, the equity pledge agreements, the powers of attorney, and the letters of confirmation and undertaking, and that such equity holders may perform, amend or terminate such agreements without his or her spouse’s consent. In addition, each of them agrees not to assert any rights over the equity interest in the VIEs held by his or her respective spouses. In the event that any of them obtains any equity interest in the VIEs held by their respective spouses for any reason, such spouses agree to be bound by similar obligations and agree to enter into similar contractual arrangements. The letters will remain in effect until the fulfillment of all the obligations under other VIE agreements.

Risks in relation to VIE structure

In the opinion of the Company’s management, based on the legal opinion obtained from the Company’s PRC legal counsel, the VIE Agreements have resulted in the Company having the power to direct activities that most significantly impact the VIEs, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the VIE at its discretion. The Company considers that it has the right to receive all the benefits and assets of the VIEs. As the VIEs were established as a limited liability company under the PRC law, its creditors do not have recourse to the general credit of the Company for the liabilities of the VIEs, and the Company does not have the obligation to assume the liabilities of the VIEs.

The Company has determined that the VIE Agreements are in compliance with PRC laws and are legally enforceable.

The Company’s ability to control the VIEs also depends on the rights provided to the Company under the Powers of Attorney to vote on all matters requiring equity holders’ approval in the respective VIEs. As noted above, the Company believes these Powers of Attorney are legally enforceable but yet they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the contractual arrangements between Beijing Yimutian the VIEs and its respective equity holders were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

●	revoke the business licenses and/or operating licenses of the WFOE and VIEs;

●	discontinue or place restrictions or onerous conditions on the operations through transactions between the WFOE and VIEs;

●	impose fines, confiscate the income from WFOE or the VIEs, or impose other requirements with which the Company or the VIEs may not be able to comply;

●	require the Company to restructure the ownership structure or operations, including terminating the contractual arrangements with the VIEs and deregistering the equity pledges of the VIEs, which in turn would affect the Company’s ability to consolidate, derive economic interests from, or exert effective control over the VIEs;

●	restrict or prohibit the Company use of the proceeds of overseas offering or other offshore financing activities to fund the business and operations in China and the Company’ right to collect revenues; and

●	take other regulatory or enforcement actions that could be harmful to the business.

The imposition of any of the above restrictions or actions may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Company to lose the right to direct the activities of the VIEs or the right to receive its economic benefits, the Company would no longer be able to consolidate the VIEs. The Company’s management believes that the likelihood to lose the Company’s current ownership structure or the contractual arrangements with the VIE is remote based on the current facts and circumstances.

There is no VIE in which the Company has a variable interest but is not the primary beneficiary. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIEs.

The following consolidated assets and liabilities information of the Group’s VIEs as of December 31, 2024 and 2025, and consolidated revenues, net loss and cash flow information for the years ended December 31, 2023, 2024 and 2025, have been included in the accompanying consolidated financial statements. All intercompany transactions and balances with the Company and its subsidiaries have been eliminated upon consolidation.

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS

CURRENT ASSETS
Cash	1,537	1,224	175
Accounts receivable, net	730	945	135
Intercompany receivable from parent company*	5,394	5,394	771
Intercompany receivable from subsidiaries*	10,898	11,527	1,648
Prepayments and other current assets	23,190	23,685	3,387
Inventory	27	2,301	329
Total current assets	41,776	45,076	6,445

Property and equipment, net	1,021	276	39
Operating lease right-of-use assets	6,450	2,078	297
Other non-current assets	2,782	2,150	307
Total non-current assets	10,253	4,504	643
Total assets	52,029	49,580	7,088

LIABILITIES

CURRENT LIABILITIES
Accounts payable	4,077	4,987	713
Contract liabilities, current	87,989	75,718	10,828
Short-term borrowings	5,000	10,375	1,484
Shareholder loans, at amortized cost	35,000	35,000	5,005
Intercompany payable to parent company**	50,884	50,884	7,276
Intercompany payable to WFOE**	75,840	98,644	14,105
Intercompany payable to subsidiaries**	28,900	28,196	4,032
Accrued expenses and other current liabilities	46,172	45,379	6,489
Operating lease liabilities, current	3,614	1,414	202
Total current liabilities	337,476	350,597	50,134

Contract liabilities, non-current	12,223	13,104	1,874
Operating lease liabilities, non-current	2,458	—	—
Total non-current liabilities	14,681	13,104	1,874
Total liabilities	352,157	363,701	52,008

*	Intercompany receivable to parent company and Intercompany receivable from subsidiaries amounts are eliminated upon consolidation.

**	Intercompany payable to parent company, Intercompany payable to WFOE and Intercompany payable to subsidiaries amounts are eliminated upon consolidation.

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues	187,082	160,176	140,318	20,065
Net (income) loss	(32,223)	7,170	(13,837)	(1,978)
Net cash provided by (used in) operating activities	1,003	6,706	(5,571)	(797)
Net cash (used in) provided by investing activities	(1,160)	500	(117)	(17)
Net cash (used in) provided by financing activities	(2,026)	(8,900)	5,375	769
Net decrease in cash and cash equivalents	(2,183)	(1,694)	(313)	(45)
Cash and cash equivalents at the beginning of the year	5,414	3,231	1,537	220
Cash and cash equivalents at the end of the year	3,231	1,537	1,224	175

The unrecognized revenue-producing assets that are held by the VIEs primarily consist of ICP license, trademarks, patents, know-how and customer relationships. None of the assets of the VIEs can be used only to settle obligations of VIEs. None of the assets of the VIEs has been pledged or collateralized. The creditors of the VIE do not have recourse to the general credit of the Company or its consolidated subsidiaries.